EMPLOYEE AND DIRECTOR BENEFITS (Details 2) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options, Outstanding [Roll Forward]
Outstanding at beginning	192,479
Exercised	(1,250)
Expired	(4,840)
Forfeited	(1,497)
Outstanding at end	184,892	192,479
Exercisable at end	170,101
Options, Outstanding, Weighted Average Exercise Price [Rollforward]
Outstanding at beginning	$ 6.88
Exercised	2.78
Expired	16.20
Forfeited	5.39
Outstanding at end	6.67	$ 6.88
Exercisable at end	$ 6.82
Options, Weighted Average Contractual Life Remaining in Years [Rollforward]
Outstanding at end	5 years 4 months 24 days	5 years 4 months 6 days